Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,652,074	$ 38,742
Restricted cash		2,048
Accounts receivable, net	3,097,054	10,353,708
Other receivables	230,175	434,391
Prepaid expenses and other current assets	57,137	99,463
Total current assets	7,036,440	10,928,352
Non-current assets
Deposit for acquisition target		2,000,000
Property and equipment, net		20,321	33,662
Software development costs	4,419,981	4,151,981
Intangible assets, net		25,000	41,667
Security deposits	10,351	10,351
Goodwill	20,842,508	6,592,304	6,592,304
Investments held in trust account		1,834,540
Total non-current assets	25,272,840	14,634,497
Total Assets	32,309,280	25,562,849
Current liabilities
Bank loan-revolving credit line	3,231,067	3,249,067
Bank loan - current portion	276,012	774,095	742,141
Loans payable	885,240
Factoring liability	1,681,981
Subordinated convertible promissory notes		3,333,335
Promissory notes	2,658,663	2,156,989
Accounts payable	2,508,771	3,552,674
Accrued liabilities	4,053,326	3,601,242
Income Tax Payable		12,500
Franchise tax payable		13,200
Excise tax payable	1,167,173	1,157,161
Deferred revenue
Total current liabilities	16,603,883	18,736,867
Loans payable - non-current portion	295,296	146,798
Series A Convertible preferred stock ($0.001 par value, 500,000 shares designated, 0 and 345,528 issued and outstanding, respectively)		1,294,117
Total non-current liabilities	295,296	1,440,915
Total liabilities	16,899,179	20,177,782
Commitments and contingencies (Note 21)
Mezzanine Equity:
Common stock subject to possible redemption, $0.0001 par value, 0 and 5,796 shares at redemption value of approximately $11.03 per share, respectively		1,917,309
Stockholders’ Equity:
Preferred stock value
Common stock ($0.0001 par value, 70,000,000 shares authorized, 10,592,607 and 7,341,607 shares issued and outstanding)	266	1,059
Additional paid in capital	40,866,328	6,670,060
Accumulated deficit	(21,773,931)	(3,203,361)
Total stockholders’ equity attributable to Cycurion	19,092,678	3,467,758	5,246,111
Deficit attributable to noncontrolling interests	(3,682,577)
Total stockholders’ equity	15,410,101	3,467,758
Total liabilities and stockholders’ equity	32,309,280	25,562,849
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series D Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value	15
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series F Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series G Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Sponsor [Member]
Current assets
Note receivable - WAVS
Current liabilities
Due to related party		330,000
Nonrelated Party [Member]
Current liabilities
Loans payable	885,240	408,516
Related Party [Member]
Current liabilities
Loans payable	123,650	148,088	587,400
Due to related party	$ 18,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets
Cash and cash equivalents		38,742	607,869
Restricted cash		2,048
Accounts receivable, net		10,353,708	7,093,371
Other receivables		434,391	455,979
Prepaid expenses and other current assets		99,463	56,015
Total current assets		10,928,352	8,413,234
Non-current assets
Deposit for acquisition target		2,000,000	2,000,000
Property and equipment, net		20,321	33,662
Software development costs		4,151,981	3,703,981
Intangible assets, net		25,000	41,667
Security deposits		10,351	10,351
Goodwill		6,592,304	6,592,304
Investments held in trust account		1,834,540
Total non-current assets		14,634,497	12,381,965
Total Assets		25,562,849	20,795,199
Current liabilities
Bank loan-revolving credit line		3,249,067	2,996,753
Bank loan - current portion		774,095	742,141
Loans payable		408,516
Factoring liability
Subordinated convertible promissory notes		3,333,335	3,333,335
Promissory notes		2,486,989	1,561,111
Accounts payable		3,578,374	2,066,760
Accrued liabilities		3,601,242	2,158,255
Income Tax Payable
Franchise tax payable
Excise tax payable		1,157,161
Deferred revenue			253,902
Total current liabilities		18,736,867	14,108,173
Loans payable - non-current portion		146,798	146,798
Series A Convertible preferred stock ($0.001 par value, 500,000 shares designated, 0 and 345,528 issued and outstanding, respectively)		1,294,117	1,294,117
Total non-current liabilities		1,440,915	1,440,915
Total liabilities		20,177,782	15,549,088
Commitments and contingencies (Note 21)
Mezzanine Equity:
Common stock subject to possible redemption, $0.0001 par value, 0 and 5,796 shares at redemption value of approximately $11.03 per share, respectively		1,917,309
Stockholders’ Equity:
Preferred stock value
Common stock ($0.0001 par value, 70,000,000 shares authorized, 10,592,607 and 7,341,607 shares issued and outstanding)		35	1,028
Additional paid in capital		6,671,084	9,678,045
Accumulated deficit		(3,203,361)	(4,432,962)
Total stockholders’ equity attributable to Cycurion		3,467,758	5,246,111
Deficit attributable to noncontrolling interests
Total stockholders’ equity		3,467,758
Total liabilities and stockholders’ equity		25,562,849	20,795,199
Revision of Prior Period, Reclassification, Adjustment [Member] | Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Series A Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Series D Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Series E Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Series F Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Series G Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Revision of Prior Period, Reclassification, Adjustment [Member] | Sponsor [Member]
Current assets
Note receivable - WAVS			200,000
Current liabilities
Due to related party
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Current liabilities
Loans payable		408,516	408,516
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Current liabilities
Loans payable		148,088	$ 587,400
Due to related party